SHARE BASED COMPENSATION - Expenses were allocated in operating expenses by function (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	¥ 398,008	$ 57,705	¥ 302,734	¥ 22,029
Sales and marketing expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	17,452	2,530	9,185
General and administrative expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	¥ 380,556	$ 55,175	¥ 293,549	¥ 22,029